COMMON STOCK - Nonvested Restricted Shares Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Restricted Awards
Nonvested, beginning balance (in shares)	1,160,079	1,033,626	791,532
Granted (in shares)	318,496	247,068	388,248
Vested (in shares)	(224,894)	(107,865)	(141,111)
Forfeited (in shares)	(50,786)	(12,750)	(5,043)
Nonvested, ending balance (in shares)	1,202,895	1,160,079	1,033,626	791,532
Weighted Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 23.32	$ 24.24	$ 19.32
Granted (in dollars per share)	32.60	36.52	32.03
Vested (in dollars per share)	23.42	18.11	12.71
Forfeited (in dollars per share)	24.18	24.19	30.14
Nonvested, ending balance (in dollars per share)	$ 29.68	$ 23.32	$ 24.24	$ 19.32
Unrecognized Compensation Expense
Nonvested restricted awards, unrecognized compensation expense	$ 7.9	$ 7.6	$ 7.1	$ 4.8
Nonvested restricted awards, weighted-average period to recognize expense	10 months 9 days	1 year 1 month 13 days	1 year 3 months 21 days	1 year 6 months 3 days